FAIR VALUE MEASUREMENT - Fair Value of Financial Instruments (Details) - USD ($) $ in Thousands	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Carrying Amount
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt, fair value	$ 22,954,326	$ 21,919,331	$ 24,001,910
Estimated Fair Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt, fair value	23,901,427	23,279,472	25,896,046
Altice N.V. | Notes payable to affiliates and related parties | Carrying Amount | Level II
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt, fair value		0	1,750,000
Altice N.V. | Notes payable to affiliates and related parties | Estimated Fair Value | Level II
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt, fair value		0	1,837,876
CSC Holdings | Credit facility debt | Carrying Amount | Level II
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt, fair value	4,442,684	3,393,306	2,631,887
CSC Holdings | Credit facility debt | Estimated Fair Value | Level II
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt, fair value	4,477,500	3,435,000	2,675,256
CSC Holdings | Collateralized indebtedness | Carrying Amount | Level II
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt, fair value	1,351,271	1,349,474	1,286,069
CSC Holdings | Collateralized indebtedness | Estimated Fair Value | Level II
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt, fair value	1,298,060	1,305,932	1,280,048
CSC Holdings | Senior guaranteed notes | Carrying Amount | Level II
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt, fair value	3,283,283	2,291,185	2,289,494
CSC Holdings | Senior guaranteed notes | Estimated Fair Value | Level II
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt, fair value	3,231,825	2,420,000	2,416,375
CSC Holdings | Senior notes and debentures | Carrying Amount | Level II
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt, fair value	6,108,028	6,409,889	6,732,816
CSC Holdings | Senior notes and debentures | Estimated Fair Value | Level II
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt, fair value	6,797,434	7,221,846	7,731,150
CSC Holdings | Notes payable | Carrying Amount | Level II
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt, fair value	78,938	56,956	13,726
CSC Holdings | Notes payable | Estimated Fair Value | Level II
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt, fair value	76,340	55,289	13,260
Cablevision Systems Corp. | Senior notes and debentures | Carrying Amount | Level II
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt, fair value	1,068,142	1,818,115	2,742,082
Cablevision Systems Corp. | Senior notes and debentures | Estimated Fair Value | Level II
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt, fair value	1,172,906	1,931,239	2,920,056
Cequel Corp. | Credit facility debt | Carrying Amount | Level II
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt, fair value	1,247,318	1,250,217	812,903
Cequel Corp. | Credit facility debt | Estimated Fair Value | Level II
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt, fair value	1,255,513	1,258,675	815,000
Cequel Corp. | Senior notes and debentures | Carrying Amount | Level II
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt, fair value	2,779,048	2,770,737	3,176,131
Cequel Corp. | Senior notes and debentures | Estimated Fair Value | Level II
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt, fair value	2,987,700	2,983,615	3,517,275
Cequel Corp. | Notes payable | Carrying Amount | Level II
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt, fair value	24,149	8,946	0
Cequel Corp. | Notes payable | Estimated Fair Value | Level II
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt, fair value	24,149	8,946	0
Cequel Corp. | Senior secured notes | Carrying Amount | Level II
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt, fair value	2,571,465	2,570,506	2,566,802
Cequel Corp. | Senior secured notes | Estimated Fair Value | Level II
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt, fair value	$ 2,580,000	$ 2,658,930	$ 2,689,750